Details of Significant Accounts - Current financial assets, schedule of current financial assets at amortized cost (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts
Time deposits with maturities over three months	$ 37,970	$ 30,300